10. Notes payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes payable

Note 10 – Notes Payable

As discussed in Note 9 – Notes Payable – Related Parties, on November 30, 2017 we entered into a series of secured promissory notes (“Series 2017 Notes”) with both related and unrelated parties in the aggregate amount of $1,155,000, including financing fees of $105,000 recorded as a discount to the notes.

The total of portion of the Series 2017 Notes from non-related parties totaled $110,000, including financing fees of $10,000 recorded as discount to the notes. As of December 31, 2018 the balance on the notes from non-related parties, net of unamortized discount of $0, is $110,000 with accrued interest of $11,934. As of December 31, 2017, the balance on the notes from non-related parties, net of unamortized discount of $9,217 is $100,783 with accrued interest of $934.

During the year ended December 31, 2018 $9,217 of debt discount related to the above notes was fully amortized to interest expense.

On March 12, 2019, the Company extended the Series 2017 Notes to December 31, 2019 in exchange for an increase of the principal balance of $6,097.